Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

6. CASH AND CASH EQUIVALENTS

	2018	2017
Bank accounts	108	113
Cash equivalents
Bank certificates of deposit (CDBs) (1)	555	686
Overnight (2)	228	227
Others	—	4

	783	917

	891	1,030

(1)

Bank Certificates of Deposit (Certificados de Depósito Bancário, or CBDs), accrued interest at 40% to 106%, of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário – CDIs) published by the Custody and Settlement Chamber (Câmara de Custódia e Liquidação, or Cetip) in 2018 (50% to 106% in 2017). For these CDBs, the Company has repo transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier, at the Company’s option.

(2)

Overnight transactions are repos available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate of 6.39%, in 2018 (6.89% in 2017). Their purpose is to settle the short-term obligations of the Company, or to be used in the acquisition of other assets with better return to replenish the portfolio.

Note 32 provides information in relation to the exposure of the Company to interest rate risks, and a sensitivity analysis of their effects on financial assets and liabilities.